Amortized Cost and Fair Value Available-For-Sale Fixed Maturity Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Available-for-sale:
Due in one year or less, amortized cost	$ 27,824
Due after one year through five years, amortized cost	152,066
Due after five years through ten years, amortized cost	186,466
Due after ten years, amortized cost	106,684
Mortgage-backed securities and collateralized mortgage obligations, amortized cost	140,682
Total available-for-sale fixed-maturity securities, amortized cost	613,722	615,294
Available-for-sale:
Due in one year or less, fair value	28,247
Due after one year through five years, fair value	165,127
Due after five years through ten years, fair value	194,217
Due after ten years, fair value	120,633
Mortgage-backed securities and collateralized mortgage obligations, fair value	146,917
Total available-for-sale fixed-maturity securities, fair value	$ 655,141	$ 645,870